Business Acquisitions (Tables) - DIGERATI TECHNOLOGIES, INC [Member]	12 Months Ended
Jul. 31, 2022
Business Acquisitions (Tables) [Line Items]
Schedule of breakdown intangible assets
	Skynet	Next Level Internet	Total
		(in thousands)
Cash	$-	$171	$171
Accounts receivable, net	98	469	567
Current Assets	44	69	113
Intangible assets and Goodwill	5,744	19,079	24,823
Property and Equipment, net	16	2,549	2,565
Total other current assets	50	16	66
Total identifiable assets	$5,952	$22,353	$28,305
Less: Liabilities assumed	252	9,311	9,563
Total Purchase price, net	$5,700	$13,042	$18,742

Schedule of cost of intangible assets
	Skynet	Next Level Internet	Total	Useful Life
		(in thousands)		(in Years)
Trade Names and Trademarks	$820	$2,050	$2,870	7 - 10
Customer Relationships	2,228	3,337	5,565	7 - 10
Non-Compete Agreement	170	470	640	2
Goodwill	2,526	13,222	15,748	-
Total intangible assets	$5,744	$19,079	$24,823

Schedule of proforma results of operations in acquisition
	(In thousands)
	For the Years ended July 31,
	2022		2021
	Reported	Proforma	Reported	Proforma
Revenue	$24,154	$33,028	$12,416	$28,747
Income (loss) from operations	(3,676)	(3,070)	(2,398)	(2,062)
Net income (loss)	$(8,032)	$(7,441)	$(16,703)	$(16,121)
Earnings (loss) per common share-Basic and Diluted	$(0.05)	$(0.05)	$(0.13)	$(0.12)